Share-Based Payment Transaction - Summary of Restricted stock (Details) - Two Thousand Twenty Three Plan [Member] - Restricted share units [member]	12 Months Ended
Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	2,080
Granted	21,704
Vested	(22,399)
Forfeited	(277)
Outstanding at December 31,	1,108
Exercisable	0
Weighted average exercise price at January 1 | $ / shares	$ 541
Weighted average exercise price, granted | $ / shares	81.82
Weighted average exercise price, vested | $ / shares	96.07
Weighted average exercise price, forfeited | $ / shares	541
Weighted average exercise price December 31 | $ / shares	$ 541